UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware            August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     139

Form 13F Information Table Value Total:     $1,572,168
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1           Column 2   Column 3    Column 4        Column 5      Column 6   Column 7           Column 8
                                                                     SHRS OR
                                                                     SH/PUT/
        NAME OF ISSUER        TITLE OF                VALUE          PRN AMT      INVESTMENT   OTHER       VOTING AUTHORITY
                               CLASS       CUSIP      (x$1000)       PRN CALL     DISCRETION  MANAGERS   SOLE     SHARED    NONE
Alexion Pharmaceuticals, Inc.   Com      015351109     $8,220      83,300     SH    Sole                  83,300
Alexion Pharmaceuticals, Inc.   Com      015351109     $2,546      25,800     SH    Sole                                   25,800
Altria Group, Inc.              Com      02209S103    $12,759     483,100     SH    Sole                 483,100
Altria Group, Inc.              Com      02209S103     $4,331     164,000     SH    Sole                                  164,000
Amazon.com, Inc.                Com      023135106    $43,803     243,175     SH    Sole                 243,175
Amazon.com, Inc.                Com      023135106    $13,113      72,800     SH    Sole                                   72,800
Ambev ADR                       ADR      20441W203     $8,562     302,450     SH    Sole                 302,450
Ambev ADR                       ADR      20441W203     $1,857      65,610     SH    Sole                                   65,610
America Movil SA ADR            ADR      02364W105     $8,500     146,300     SH    Sole                 146,300
America Movil SA ADR            ADR      02364W105     $1,871      32,200     SH    Sole                                   32,200
Ameriprise Financial, Inc.      Com      03076C106     $3,683      60,300     SH    Sole                  60,300
Amphenol Corp.                  Com      032095101     $8,702     159,950     SH    Sole                 159,950
Amphenol Corp.                  Com      032095101     $3,950      72,600     SH    Sole                                   72,600
Apple Computer, Inc.            Com      037833100    $43,163     123,850     SH    Sole                 123,850
Apple Computer, Inc.            Com      037833100    $13,940      40,000     SH    Sole                                   40,000
Avago Technologies Ltd.         Com      Y0486S104    $24,267     780,300     SH    Sole                 780,300
Avago Technologies Ltd.         Com      Y0486S104     $8,452     271,770     SH    Sole                                  271,770
BAIDU.COM                       ADR      056752108    $41,260     299,400     SH    Sole                 299,400
BAIDU.COM                       ADR      056752108     $8,379      60,800     SH    Sole                                   60,800
BanColombia SA ADR              ADR      05968L102     $6,222      98,750     SH    Sole                  98,750
BanColombia SA ADR              ADR      05968L102     $1,392      22,100     SH    Sole                                   22,100
Cameron International Corp.     Com      13342B105    $26,392     462,200     SH    Sole                 462,200
Cameron International Corp.     Com      13342B105     $9,165     160,500     SH    Sole                                  160,500
Canadian National Railway Co.
ADR                             Com      136375102     $5,103      67,800     SH    Sole                  67,800
Canadian National Railway Co.
ADR                             Com      136375102     $2,333      31,000     SH    Sole                                   31,000
Caterpillar, Inc.               Com      149123101    $31,779     285,400     SH    Sole                 285,400
Caterpillar, Inc.               Com      149123101     $8,741      78,500     SH    Sole                                   78,500
CF Industries Holdings, Inc.    Com      125269100    $20,970     153,300     SH    Sole                 153,300
CF Industries Holdings, Inc.    Com      125269100     $6,730      49,200     SH    Sole                                   49,200
Cia Siderurgica Nacional ADR    ADR      20440W105       $433      26,000     SH    Sole                  26,000
Cliffs Natural Resources, Inc.  Com      18683K101    $27,292     277,700     SH    Sole                 277,700
Cliffs Natural Resources, Inc.  Com      18683K101     $9,366      95,300     SH    Sole                                   95,300
Coach, Inc.                     Com      189754104    $22,885     438,500     SH    Sole                 438,500
Coach, Inc.                     Com      189754104     $7,568     145,000     SH    Sole                                  145,000
Cognizant Technology Solutions  Com      192446102    $30,305     372,300     SH    Sole                 372,300
Cognizant Technology Solutions  Com      192446102     $9,809     120,500     SH    Sole                                  120,500
Comcast Corp                    Com      20030N200    $11,933     513,900     SH    Sole                 513,900
Comcast Corp                    Com      20030N200     $3,409     146,800     SH    Sole                                  146,800
Cosan Limited                   Com      G25343107     $5,659     438,700     SH    Sole                 438,700
Cosan Limited                   Com      G25343107     $1,307     101,300     SH    Sole                                  101,300
Costco Wholesale Corporation    Com      22160K105    $13,821     188,500     SH    Sole                 188,500
Costco Wholesale Corporation    Com      22160K105     $4,253      58,000     SH    Sole                                   58,000
CSX Corp.                       Com      126408103     $6,052      77,000     SH    Sole                  77,000
CSX Corp.                       Com      126408103     $2,822      35,900     SH    Sole                                   35,900
Cummins, Inc.                   Com      231021106    $18,416     168,000     SH    Sole                 168,000
Cummins, Inc.                   Com      231021106     $4,878      44,500     SH    Sole                                   44,500
Deere & Co.                     Com      244199105    $25,446     261,700     SH    Sole                 261,700
Deere & Co.                     Com      244199105     $8,081      83,100     SH    Sole                                   83,100
EMC Corp.                       Com      268648102    $12,064     454,400     SH    Sole                 454,400
EMC Corp.                       Com      268648102     $4,044     152,300     SH    Sole                                  152,300
Estee Lauder Companies, Inc.    Com      518439104     $6,697      69,500     SH    Sole                  69,500
Estee Lauder Companies, Inc.    Com      518439104     $2,216      23,000     SH    Sole                                   23,000
Express Scripts, Inc.           Com      302182100    $11,039     198,500     SH    Sole                 198,500
Express Scripts, Inc.           Com      302182100     $3,815      68,600     SH    Sole                                   68,600
FMC Technologies, Inc.          Com      30249U101    $23,261     246,200     SH    Sole                 246,200
FMC Technologies, Inc.          Com      30249U101     $8,069      85,400     SH    Sole                                   85,400
Freeport-McMoRan Copper & Gold  Com      35671D857    $24,542     441,800     SH    Sole                 441,800
Freeport-McMoRan Copper & Gold  Com      35671D857     $8,455     152,200     SH    Sole                                  152,200
Goldcorp, Inc.                  Com      380956409     $6,464     129,800     SH    Sole                 129,800
Goldcorp, Inc.                  Com      380956409    $22,559     453,000     SH    Sole                                  453,000
Goldman Sachs Group, Inc.       Com      38141G104     $1,664      10,500     SH    Sole                  10,500
Google, Inc.                    Com      38259P508     $1,584       2,700     SH    Sole                   2,700
Grupo Televisa S.A.             ADR      40049J206     $7,011     285,800     SH    Sole                 285,800
Grupo Televisa S.A.             ADR      40049J206     $1,577      64,300     SH    Sole                                   64,300
Hewlett-Packard                 Com      428236103     $6,515     158,700     SH    Sole                 158,700
Hewlett-Packard                 Com      428236103     $1,777      43,300     SH    Sole                                   43,300
Honeywell                       Com      438516106    $12,384     207,400     SH    Sole                 207,400
Honeywell                       Com      438516106     $4,532      75,900     SH    Sole                                   75,900
Icici Bank ADR                  ADR      45104G104    $23,016     461,900     SH    Sole                 461,900
Icici Bank ADR                  ADR      45104G104     $4,878      97,900     SH    Sole                                   97,900
Illumina, Inc.                  Com      452327109    $14,659     209,200     SH    Sole                 209,200
Illumina, Inc.                  Com      452327109     $4,590      65,500     SH    Sole                                   65,500
Infosys Technologies Ltd        ADR      456788108    $12,497     174,300     SH    Sole                 174,300
Infosys Technologies Ltd        ADR      456788108     $2,624      36,600     SH    Sole                                   36,600
Intuit                          Com      461202103    $25,142     473,400     SH    Sole                 473,400
Intuit                          Com      461202103     $8,460     159,300     SH    Sole                                  159,300
Intuitive Surgical, Inc.        Com      46120E602     $4,935      14,800     SH    Sole                  14,800
Intuitive Surgical, Inc.        Com      46120E602     $1,567       4,700     SH    Sole                                    4,700
Itau Unibanco Holding SA ADR    ADR      465562106     $8,982     373,262     SH    Sole                 373,262
Itau Unibanco Holding SA ADR    ADR      465562106     $1,776      73,830     SH    Sole                                   73,830
Joy Global, Inc.                Com      481165108    $28,507     288,500     SH    Sole                 288,500
Joy Global, Inc.                Com      481165108    $10,415     105,400     SH    Sole                                  105,400
Mechel OAO ADR                  ADR      583840103    $14,074     457,100     SH    Sole                 457,100
Mechel OAO ADR                  ADR      583840103     $3,107     100,900     SH    Sole                                  100,900
Mercadolibre, Inc.              Com      58733R102     $8,596     105,300     SH    Sole                 105,300
Mercadolibre, Inc.              Com      58733R102     $1,804      22,100     SH    Sole                                   22,100
Monsanto Company                Com      61166W101    $21,888     302,900     SH    Sole                 302,900
Monsanto Company                Com      61166W101     $8,382     116,000     SH    Sole                                  116,000
National Oilwell Varco, Inc.    Com      637071101    $36,084     455,200     SH    Sole                 455,200
National Oilwell Varco, Inc.    Com      637071101    $11,891     150,000     SH    Sole                                  150,000
NetApp, Inc.                    Com      64110D104    $25,297     525,400     SH    Sole                 525,400
NetApp, Inc.                    Com      64110D104     $9,085     188,700     SH    Sole                                  188,700
Nvidia Corp.                    Com      67066G104     $9,370     507,600     SH    Sole                 507,600
Nvidia Corp.                    Com      67066G104     $2,883     156,200     SH    Sole                                  156,200
Oracle Corporation              Com      68389X105    $19,331     578,200     SH    Sole                 578,200
Oracle Corporation              Com      68389X105     $7,793     233,100     SH    Sole                                  233,100
Peabody Energy Corp             Com      704549104    $28,323     393,600     SH    Sole                 393,600
Peabody Energy Corp             Com      704549104     $9,355     130,000     SH    Sole                                  130,000
Petroleo Brasileiro ADR         ADR      71654V408    $22,855     562,900     SH    Sole                 562,900
Petroleo Brasileiro ADR         ADR      71654V408     $4,934     121,500     SH    Sole                                  121,500
Pioneer Natural Resources Co.   Com      723787107     $7,463      73,200     SH    Sole                  73,200
Precision Castparts Corp.       Com      740189105    $19,715     133,925     SH    Sole                 133,925
Precision Castparts Corp.       Com      740189105     $6,036      41,000     SH    Sole                                   41,000
Qualcomm, Inc.                  Com      747525103    $24,728     451,000     SH    Sole                 451,000
Qualcomm, Inc.                  Com      747525103     $8,800     160,500     SH    Sole                                  160,500
Quimica y Minera de Chile SA
- sp ADR                        ADR      833635105     $4,797      86,800     SH    Sole                  86,800
Quimica y Minera de Chile SA
- sp ADR                        ADR      833635105     $1,078      19,500     SH    Sole                                   19,500
Schlumberger Ltd.               Com      806857108    $31,012     331,600     SH    Sole                 331,600
Schlumberger Ltd.               Com      806857108    $10,417     111,400     SH    Sole                                  111,400
SPDR Gold Shares                Com      78463V107     $3,077      22,000     SH    Sole                  22,000
Starbucks Corporation           Com      855244109    $11,266     304,900     SH    Sole                 304,900
Starbucks Corporation           Com      855244109     $3,810     103,100     SH    Sole                                  103,100
Stryker Corporation             Com      863667101    $11,135     182,600     SH    Sole                 182,600
Stryker Corporation             Com      863667101     $4,000      65,600     SH    Sole                                   65,600
Suncor Enerrgy, Inc.            Com      867224107     $4,897     109,200     SH    Sole                 109,200
Suncor Enerrgy, Inc.            Com      867224107    $16,837     375,500     SH    Sole                                  375,500
Symantec Corp                   Com      871503108    $10,271     554,000     SH    Sole                 554,000
Symantec Corp                   Com      871503108     $4,820     260,000     SH    Sole                                  260,000
T Rowe Price Group Inc.         Com      74144T108     $4,131      62,200     SH    Sole                  62,200
Talisman Energy, Inc. ADR       Com      87425E103     $7,902     319,900     SH    Sole                 319,900

Talisman Energy, Inc. ADR       Com      87425E103    $26,577   1,076,000     SH    Sole                                1,076,000
Tiffany & Co.                   Com      886547108     $7,866     127,500     SH    Sole                 127,500
Tiffany & Co.                   Com      886547108     $3,615      58,600     SH    Sole                                   58,600
Union Pacific Corp.             Com      907818108    $27,131     274,850     SH    Sole                 274,850
Union Pacific Corp.             Com      907818108     $8,223      83,300     SH    Sole                                   83,300
Unitedhealth Group              Com      91324P102    $23,156     512,300     SH    Sole                 512,300
Unitedhealth Group              Com      91324P102     $7,612     168,400     SH    Sole                                  168,400
Vale SA SP ADR                  ADR      91912E105    $30,832     924,500     SH    Sole                 924,500
Vale SA SP ADR                  ADR      91912E105     $6,060     181,700     SH    Sole                                  181,700
Viacom Inc                      Com      92553P201    $14,863     319,500     SH    Sole                 319,500
Viacom Inc                      Com      92553P201     $3,968      85,300     SH    Sole                                   85,300
Vivo Participacoes SA ADR       ADR      92855S200       $444      11,000     SH    Sole                  11,000
VMware, Inc.                    Com      928563402    $16,430     201,500     SH    Sole                 201,500
VMware, Inc.                    Com      928563402     $5,643      69,200     SH    Sole                                   69,200
Wells Fargo Company             Com      949746101     $3,956     124,800     SH    Sole                 124,800
Whiting Petroleum Corp.         Com      966387102    $12,413     169,000     SH    Sole                 169,000
Whiting Petroleum Corp.         Com      966387102     $3,269      44,500     SH    Sole                                   44,500
Yum! Brands, Inc.               Com      988498101     $9,618     187,200     SH    Sole                 187,200
Yum! Brands, Inc.               Com      988498101     $3,011      58,600     SH    Sole                                   58,600